Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Apr. 08, 2019
Document Effective Date	Apr. 08, 2019
Prospectus Date	Apr. 08, 2019
The Tocqueville Gold Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TGLIX